S000022498 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	186 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.32%	11.23%	7.64%
S&P Global Clean Energy Transition Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(20.36%)	15.08%	5.85%
iShares Global Clean Energy ETF
Prospectus [Line Items]
Average Annual Return, Percent		(20.33%)	14.82%	6.19%
Performance Inception Date					Jun. 24, 2008
iShares Global Clean Energy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(20.61%)	14.53%	5.66%
iShares Global Clean Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(11.81%)	11.98%	4.82%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	On February 10, 2025, the name of the Fund's Underlying Index changed from the S&P Global Clean Energy Index to the S&P Global Clean Energy Transition Index.